Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2017
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000933691
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2017
Prospectus Date	rr_ProspectusDate	Sep. 25, 2017